Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net loss	$ (195,071)	$ (139,075)	$ (50,384)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization expenses	3,766	1,650	548
Amortization of deferred income	(312)	(312)	(78)
Share-based compensation	20,291	12,229	9,931
Share of loss from equity method investment	752	587	250
Loss on disposal of property and equipment	15	1	13
Noncash lease expenses	2,831
Change in fair value of warrants			(200)
Changes in operating assets and liabilities:
Accounts receivable	(3,701)	(90)
Inventories	(6,001)	(4)
Prepayments and other current assets	(1,125)	(4,794)	(811)
Long term deposits	180	(250)	(39)
Value added tax recoverable	(5,693)	(2,982)	(3,685)
Accounts payable	(14,772)	28,464	8,444
Other current liabilities	9,136	7,056	1,950
Operating lease liabilities	(2,436)
Deferred income	1,129	(18)	1,694
Net cash used in operating activities	(191,011)	(97,538)	(32,367)
Cash flows from investing activities:
Purchases of short-term investments	(277,640)	(200,350)
Proceeds from maturity of short-term investments	277,990
Disposal of long-term investment			500
Purchase of equity method investment		(2,086)	(1,900)
Purchase of property and equipment	(6,035)	(10,015)	(9,102)
Disposal of property and equipment			83
Purchase of land use rights	(7,836)
Purchase of intangible assets	(1,371)	(103)	(15)
Net cash used in investing activities	(14,892)	(212,554)	(10,434)
Cash flows from financing activities:
Proceed from short-term borrowings	7,252	3,643
Repayment of short-term borrowings	(4,351)
Proceed from issuance of convertible preferred shares, net of issuance cost			29,100
Proceeds from exercise of warrants			1,000
Proceeds from exercises of stock options	1,055	196	65
Proceeds from issuance of ordinary shares upon public offerings	216,200	141,000	160,425
Payment of public offering costs	(854)	(692)	(2,730)
Net cash provided by financing activities	219,302	144,147	187,860
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	91	(763)	652
Net increase (decrease) in cash, cash equivalents and restricted cash	13,490	(166,708)	145,711
Cash, cash equivalents and restricted cash - beginning of the year	62,952	229,660	83,949
Cash, cash equivalents and restricted cash - end of the year	76,442	62,952	229,660
Supplemental disclosure on non-cash investing and financing activities:
Payables for purchase of property and equipment	416	1,709	414
Payables for intangible assets		225
Payables for public offering costs			40
Conversion of convertible preferred shares			163,607
Exercise of warrants			3,700
Supplemental disclosure of cash flow information:
Cash and cash equivalents	75,932	62,952	$ 229,660
Restricted cash, non-current	510
Interest paid	$ 288	$ 36